Other Comprehensive Income (Loss) - Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense	$ (4,781)	$ (3,162)	$ (1,373)
Net income available to common shareholders	11,168	7,655	5,020
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income available to common shareholders	(189)	(145)	(2,773)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gains (losses) on available-for-sale securities	(18)	113	204
Income tax expense	6	(38)	(69)
Net income available to common shareholders	(12)	75	135
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Pension Items [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Actuarial losses	(270)	(334)	(4,406)
Income tax expense	93	114	1,498
Net income available to common shareholders	$ (177)	$ (220)	$ (2,908)